Note 1 - Description of Business and Significant Accounting Policies (Details Textual)	12 Months Ended		24 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jan. 17, 2014
Ownership Percentage, Transfered					93.00%
Unrecognized Tax Benefits	$ 0		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0
Notes, Loans and Financing Receivable, Net, Noncurrent	780,315	$ 780,315	780,315	782,130
Allowance for Notes, Loans and Financing Receivable, Noncurrent	469,699	469,699	469,699	469,699
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Liabilities, Fair Value Disclosure, Nonrecurring	0	0	0
Assets, Fair Value Disclosure, Recurring	0	0	0
Liabilities, Fair Value Disclosure, Recurring	0	0	$ 0
Impairment of Long-Lived Assets to be Disposed of	639,497	0
Interest Costs Capitalized	$ 28,697	$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			7 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers	1	1
Coastal Compassion Inc. [Member]
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 125,327		$ 125,327
Wellness Group Pharms LLC [Member]
Notes, Loans and Financing Receivable, Net, Noncurrent	1,250,014		1,250,014
Allowance for Notes, Loans and Financing Receivable, Noncurrent	$ 469,699	$ 469,699	$ 469,699	$ 469,699